7. NOTE RECEIVABLE (Details)	12 Months Ended			46 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Interest [Member] USD ($)
7. NOTE RECEIVABLE (Details) [Line Items]
Payments to Acquire Notes Receivable (in Dollars)	$ 147,330	150,000	$ 0	$ 147,330
Notes Receivable, Fair Value Disclosure	147,330			147,330
Note Receivable, Interest Rate	8.00%	8.00%
Accounts Receivable, Net, Current	$ 950		$ 0	$ 950	$ 950